REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 74,300
Sale of AU10TIX Technologies B.V. series A Shares, net		73,520
Net Income	925	774
Other Comprehensive Income - Translation adjustment	97	6
Balance as of the end of the year	$ 75,322	$ 74,300